Dividends on ordinary shares (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Total		£ 27	£ 515	£ 14,274
Equity attributable to owners of parent [member]
Dividends paid, ordinary shares	[1]	0		14,168
Dividends paid, preference shares		27		106
Total		£ 27	£ 515	£ 14,274

[1]	H118 included the dividend in specie of £ 14 bn paid to Barclays PLC for transferring the equity ownership in Barclays Bank UK PLC .